UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2011

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ  07960
                        ------------------------

FORM 13F FILE NUMBER: 28-  10831
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------
Title:     Counsel
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Phone:     (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                Morristown, NJ               08/15/2011
----------------------              ----------------             ------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       15
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Form 13F Information Table Value Total:       $110,172     (thousands)
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List of Other Included Managers:     None
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


                     W.R. Huff Asset Management Co., L.L.C.
                           Form 13F Information Table
                                 June 30, 2011



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Apple Inc                     Com       037833100      526       1,568  SH         SOLE                  1,568
                            Sponsored
BHP Billiton Ltd              ADR       088606108      839       8,875  SH         SOLE                  8,875
Bristol Myers Squibb Co       Com       110122108      286       9,885  SH         SOLE                  9,885
CKX Inc.                      Com       12562M106   76,288  13,946,612  SH         SOLE             13,946,612
Chevron Corp New              Com       166764100      617       6,000  SH         SOLE                  6,000
Duke Energy Corp New          Com       26441C105      202      10,708  SH         SOLE                 10,708
Hewlett Packard Co            Com       428236103      844      23,180  SH         SOLE                 23,180
Kraft Foods Inc               CL A      50075N104    9,487     269,287  SH         SOLE                269,287
Occidental Pete Corp Del      Com       674599105      260       2,500  SH         SOLE                  2,500
Peabody Energy Corp           Com       704549104      813      13,800  SH         SOLE                 13,800
                            Sponsored
Portugal Telecom SGPS S A     ADR       737273102      120      12,175  SH         SOLE                 12,175
Rentrak Corp                  Com       760174102   18,397   1,037,042  SH         SOLE              1,037,042
Southern Co                   Com       842587107      269       6,662  SH         SOLE                  6,662
                            Sponsored
Telefonica S A                ADR       879382208      569      23,217  SH         SOLE                 23,217
Verizon Communications Inc    Com       92343V104      655      17,600  SH         SOLE                 17,600




This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.

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